Iman Fund	$170,416,975
Schedule of Investments
August 31, 2021 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 99.7%
	Advertising, Public Relations, and Related Services - 0.4%
7,600	The Trade Desk, Inc. - Class A (a)	$608,380	608,380	0.4%	0.357%	-0.043%

	Agriculture, Construction & Mining Machinery Manufacturing - 0.7%
10,300	The Toro Co.	1,132,382	1,132,382	0.7%	0.664%	-0.036%

	Audio and Video Equipment Manufacturing - 0.7%
31,900	Sonos, Inc. (a)	1,267,387	1,267,387	0.7%	0.744%	0.044%

	Automobile Dealers - 0.9%
3,440	Carvana Co. (a)	1,128,526	1,128,526	0.7%	0.662%	-0.038%
16,100	Vroom, Inc. (a)	432,446	432,446	0.3%	0.254%	-0.046%

		1,560,972	1,560,972	0.9%	0.916%	0.016%

	Basic Chemical Manufacturing - 1.7%
16,800	Abcam PLC - ADR (a)(b)	355,320	355,320	0.2%	0.209%	0.009%
8,065	Linde PLC (b)	2,537,168	2,537,168	1.5%	1.489%	-0.011%

		2,892,488	2,892,488	1.7%	1.697%	-0.003%

	Building Equipment Contractors - 0.9%
13,140	EMCOR Group, Inc.	1,596,510	1,596,510	0.9%	0.937%	0.037%

	Business Support Services - 0.4%
16,200	Farfetch Ltd. - Class A (a)(b)	678,132	678,132	0.4%	0.398%	-0.002%

	Clothing Stores - 1.1%
8,300	Citi Trends, Inc. (a)	714,962	714,962	0.4%	0.420%	0.020%
6,300	Ross Stores, Inc.	745,920	745,920	0.4%	0.438%	0.038%
5,900	The TJX Companies, Inc.	429,048	429,048	0.3%	0.252%	-0.048%

		1,889,930	1,889,930	1.1%	1.109%	0.009%

	Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.5%
8,580	Cerence, Inc. (a)	930,415	930,415	0.5%	0.546%	0.046%

	Commercial and Service Industry Machinery Manufacturing - 0.6%
9,145	Fabrinet (a)(b)	942,118	942,118	0.6%	0.553%	-0.047%

	Communications Equipment Manufacturing - 6.0%
47,220	Apple, Inc.	7,169,413	7,169,413	4.2%	4.207%	0.007%
27,100	Calix, Inc. (a)	1,262,860	1,262,860	0.7%	0.741%	0.041%
30,600	Ciena Corp. (a)	1,748,178	1,748,178	1.0%	1.026%	0.026%

		10,180,451	10,180,451	6.0%	5.974%	-0.026%

	Computer and Peripheral Equipment Manufacturing - 2.7%
55,700	Cisco Systems, Inc.	3,287,414	3,287,414	1.9%	1.929%	0.029%
8,200	Omnicell, Inc. (a)	1,273,214	1,273,214	0.7%	0.747%	0.047%

		4,560,628	4,560,628	2.7%	2.676%	-0.024%

	Computer Systems Design and Related Services - 3.6%
68,200	A10 Networks, Inc. (a)	947,298	947,298	0.6%	0.556%	-0.044%
38,000	Cognizant Technology Solutions Corp. - Class A	2,899,780	2,899,780	1.7%	1.702%	0.002%
26,800	OneSpan, Inc. (a)	516,436	516,436	0.3%	0.303%	0.003%
15,700	Snap, Inc. - Class A (a)	1,194,927	1,194,927	0.7%	0.701%	0.001%
17,000	Vimeo, Inc. (a)	648,040	648,040	0.4%	0.380%	-0.020%

		6,206,481	6,206,481	3.6%	3.642%	0.042%

	Cut and Sew Apparel Manufacturing - 1.7%
7,105	Lululemon Athletica, Inc. (a)	2,843,208	2,843,208	1.7%	1.668%	-0.032%

	Electronic Shopping and Mail-Order Houses - 1.2%
21,400	Stitch Fix, Inc. - Class A (a)	896,874	896,874	0.5%	0.526%	0.026%
4,090	Wayfair, Inc. - Class A (a)	1,148,267	1,148,267	0.7%	0.674%	-0.026%

		2,045,141	2,045,141	1.2%	1.200%	0.000%

	Employment Services - 1.1%
50,000	Kelly Services, Inc. - Class A	972,000	972,000	0.6%	0.570%	-0.030%
15,100	Kforce, Inc.	882,142	882,142	0.5%	0.518%	0.018%

		1,854,142	1,854,142	1.1%	1.088%	-0.012%

	Footwear Manufacturing - 1.0%
10,455	NIKE, Inc. - Class B	1,722,357	1,722,357	1.0%	1.011%	0.011%

	Furniture Stores - 0.5%
1,240	RH (a)	868,831	868,831	0.5%	0.510%	0.010%

	General Freight Trucking - 0.9%
5,500	Old Dominion Freight Line, Inc.	1,587,960	1,587,960	0.9%	0.932%	0.032%

	Health and Personal Care Stores - 0.5%
13,500	OptimizeRx Corp. (a)	893,430	893,430	0.5%	0.524%	0.024%

	Home Health Care Services - 0.5%
4,860	Amedisys, Inc. (a)	891,567	891,567	0.5%	0.523%	0.023%

	Industrial Machinery Manufacturing - 3.3%
7,715	Applied Materials, Inc.	1,042,528	1,042,528	0.6%	0.612%	0.012%
1,360	ASML Holding NV (b)	1,132,934	1,132,934	0.7%	0.665%	-0.035%
14,500	Axcelis Technologies, Inc. (a)	720,795	720,795	0.4%	0.423%	0.023%
20,100	Kulicke & Soffa Industries, Inc.	1,410,819	1,410,819	0.8%	0.828%	0.028%
16,200	Pentair PLC (b)	1,249,992	1,249,992	0.7%	0.733%	0.033%

		5,557,068	5,557,068	3.3%	3.261%	-0.039%

	Medical and Diagnostic Laboratories - 0.3%
3,450	Guardant Health, Inc. (a)	439,081	439,081	0.3%	0.258%	-0.042%

	Medical Equipment and Supplies Manufacturing - 8.1%
4,955	ABIOMED, Inc. (a)	1,803,422	1,803,422	1.1%	1.058%	-0.042%
1,340	Align Technology, Inc. (a)	950,060	950,060	0.6%	0.557%	-0.043%
12,500	AtriCure, Inc. (a)	920,250	920,250	0.5%	0.540%	0.040%
115,100	Cerus Corp. (a)	742,395	742,395	0.4%	0.436%	0.036%
1,090	DexCom, Inc. (a)	577,068	577,068	0.3%	0.339%	0.039%
10,500	Edwards Lifesciences Corp. (a)	1,230,390	1,230,390	0.7%	0.722%	0.022%
35,215	Globus Medical, Inc. - Class A (a)	2,873,544	2,873,544	1.7%	1.686%	-0.014%
2,190	Insulet Corp. (a)	652,204	652,204	0.4%	0.383%	-0.017%
600	Intuitive Surgical, Inc. (a)	632,136	632,136	0.4%	0.371%	-0.029%
2,025	Penumbra, Inc. (a)	556,774	556,774	0.3%	0.327%	0.027%
42,222	SeaSpine Holdings Corp. (a)	708,485	708,485	0.4%	0.416%	0.016%
2,425	The Cooper Companies, Inc.	1,092,971	1,092,971	0.6%	0.641%	0.041%
1,945	Thermo Fisher Scientific, Inc.	1,079,378	1,079,378	0.6%	0.633%	0.033%

		13,819,077	13,819,077	8.1%	8.109%	0.009%

	Metal Ore Mining - 2.9%
33,600	Agnico Eagle Mines Ltd. (b)	1,932,672	1,932,672	1.1%	1.134%	0.034%
146,400	Alamos Gold, Inc. - Class A (b)	1,156,560	1,156,560	0.7%	0.679%	-0.021%
39,800	Wheaton Precious Metals Corp. (b)	1,792,592	1,792,592	1.1%	1.052%	-0.048%

		4,881,824	4,881,824	2.9%	2.865%	-0.035%

	Metalworking Machinery Manufacturing - 0.5%
6,575	Lincoln Electric Holdings, Inc.	917,936	917,936	0.5%	0.539%	0.039%

	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 1.2%
14,030	Copart, Inc. (a)	2,024,810	2,024,810	1.2%	1.188%	-0.012%

	Motor Vehicle Manufacturing - 0.5%
1,245	Tesla, Inc. (a)	915,971	915,971	0.5%	0.537%	0.037%

	Motor Vehicle Parts Manufacturing - 1.1%
12,800	Aptiv PLC (a)(b)	1,948,032	1,948,032	1.1%	1.143%	0.043%

	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 7.7%
4,800	Agilent Technologies, Inc.	842,256	842,256	0.5%	0.494%	-0.006%
7,200	Bruker Corp.	635,832	635,832	0.4%	0.373%	-0.027%
6,360	Danaher Corp.	2,061,658	2,061,658	1.2%	1.210%	0.010%
8,950	Masimo Corp. (a)	2,430,283	2,430,283	1.4%	1.426%	0.026%
24,700	MaxLinear, Inc. (a)	1,290,081	1,290,081	0.8%	0.757%	-0.043%
17,100	MKS Instruments, Inc.	2,516,778	2,516,778	1.5%	1.477%	-0.023%
23,435	Onto Innovation, Inc. (a)	1,737,237	1,737,237	1.0%	1.019%	0.019%
13,250	Teradyne, Inc.	1,609,080	1,609,080	0.9%	0.944%	0.044%

		13,123,205	13,123,205	7.7%	7.701%	0.001%

	Nursing Care Facilities - 0.6%
13,028	The Ensign Group, Inc.	1,063,997	1,063,997	0.6%	0.624%	0.024%

	Office Administrative Services - 0.6%
52,200	R1 RCM, Inc. (a)	1,029,384	1,029,384	0.6%	0.604%	0.004%

	Offices of Physicians - 0.4%
9,170	OrthoPediatrics Corp. (a)	642,817	642,817	0.4%	0.377%	-0.023%

	Offices of Real Estate Agents and Brokers - 0.4%
7,535	Zillow Group, Inc. - Class C (a)	721,627	721,627	0.4%	0.423%	0.023%

	Other Ambulatory Health Care Services - 0.7%
54,900	NextGen Healthcare, Inc. (a)	837,774	721,627	0.4%	0.423%	0.023%
2,180	Novocure Ltd. - (a)(b)	292,578	292,578	0.2%	0.172%	-0.028%

		1,130,352	1,130,352	0.7%	0.663%	-0.037%

	Other Financial Investment Activities - 1.1%
8,530	Ferrari NV (b)	1,854,422	1,854,422	1.1%	1.088%	-0.012%

	Other Food Manufacturing - 0.8%
35,500	The Hain Celestial Group, Inc. (a)	1,328,055	1,328,055	0.8%	0.779%	-0.021%

	Other General Purpose Machinery Manufacturing - 0.2%
1,390	IDEX Corp.	311,360	311,360	0.2%	0.183%	-0.017%

	Other Information Services - 3.2%
4,360	CoStar Group, Inc. (a)	369,466	369,466	0.2%	0.217%	0.017%
11,625	Facebook, Inc. - Class A (a)	4,410,293	4,410,293	2.6%	2.588%	-0.012%
12,765	Pinterest, Inc. - Class A (a)	709,351	709,351	0.4%	0.416%	0.016%

		5,489,110	5,489,110	3.2%	3.221%	0.021%

	Other Investment Pools and Funds - 1.6%
15,530	Garmin Ltd. (b)	2,708,898	2,708,898	1.6%	1.590%	-0.010%

	Other Personal Services - 1.0%
12,920	InterActiveCorp (a)	1,706,086	1,706,086	1.0%	1.001%	0.001%

	Other Specialty Trade Contractors - 0.5%
73,085	Matrix Service Co. (a)	824,399	824,399	0.5%	0.484%	-0.016%

	Other Telecommunications - 0.9%
2,960	ResMed, Inc.	859,969	859,969	0.5%	0.505%	0.005%
2,375	Zoom Video Communications, Inc. - Class A (a)	687,562	687,562	0.4%	0.403%	0.003%

		1,547,531	1,547,531	0.9%	0.908%	0.008%

	Other Transit and Ground Passenger Transportation - 1.0%
16,400	Lyft, Inc. - Class A (a)	780,804	780,804	0.5%	0.458%	-0.042%
22,045	Uber Technologies, Inc. (a)	862,841	862,841	0.5%	0.506%	0.006%

		1,643,645	1,643,645	1.0%	0.964%	-0.036%

	Pharmaceutical and Medicine Manufacturing - 4.2%
5,020	10X Genomics, Inc. - Class A (a)	883,118	883,118	0.5%	0.518%	0.018%
4,385	Abbott Laboratories	554,132	554,132	0.3%	0.325%	0.025%
4,145	Acceleron Pharma, Inc. (a)	554,933	554,933	0.3%	0.326%	0.026%
9,500	Eli Lilly & Co.	2,453,755	2,453,755	1.4%	1.440%	0.040%
10,060	Johnson & Johnson	1,741,688	1,741,688	1.0%	1.022%	0.022%
1,490	Regeneron Pharmaceuticals, Inc. (a)	1,003,366	1,003,366	0.6%	0.589%	-0.011%

		7,190,992	7,190,992	4.2%	4.220%	0.020%

	Plastics Product Manufacturing - 1.4%
13,000	Advanced Drainage Systems, Inc.	1,483,950	1,483,950	0.9%	0.871%	-0.029%
7,370	Entegris, Inc.	885,432	885,432	0.5%	0.520%	0.020%

		2,369,382	2,369,382	1.4%	1.390%	-0.010%

	Residential Building Construction - 0.4%
145	NVR, Inc. (a)	751,091	751,091	0.4%	0.441%	0.041%

	Scientific Research and Development Services - 1.2%
7,700	Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	1,010,548	1,010,548	0.6%	0.593%	-0.007%
4,220	Exact Sciences Corp. (a)	440,484	440,484	0.3%	0.258%	-0.042%
11,500	NanoString Technologies, Inc. (a)	669,300	669,300	0.4%	0.393%	-0.007%

		2,120,332	2,120,332	1.2%	1.244%	0.044%

	Semiconductor and Other Electronic Component Manufacturing - 11.6%
2,580	Alphabet, Inc. - Class A (a)	7,466,391	7,466,391	4.4%	4.381%	-0.019%
5,780	Analog Devices, Inc.	941,851	941,851	0.6%	0.553%	-0.047%
33,200	Formfactor, Inc. (a)	1,290,816	1,290,816	0.8%	0.757%	-0.043%
685	Lam Research Corp.	414,302	414,302	0.2%	0.243%	0.043%
29,117	Marvell Technology, Inc.	1,781,669	1,781,669	1.0%	1.045%	0.045%
21,520	NVIDIA Corp.	4,817,252	4,817,252	2.8%	2.827%	0.027%
10,900	Taiwan Semiconductor Manufacturing Co. - ADR (b)	1,297,209	1,297,209	0.8%	0.761%	-0.039%
8,785	Texas Instruments, Inc.	1,677,144	1,677,144	1.0%	0.984%	-0.016%

		19,686,634	19,686,634	11.6%	11.552%	-0.048%

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.8%
530	Air Products and Chemicals, Inc.	142,840	142,840	0.1%	0.084%	-0.016%
2,360	The Estee Lauder Companies, Inc. - Class A	803,557	803,557	0.5%	0.472%	-0.028%
14,350	The Procter & Gamble Co.	2,043,296	2,043,296	1.2%	1.199%	-0.001%

		2,989,693	2,989,693	1.8%	1.754%	-0.046%

	Software Publishers - 12.2%
4,700	Adobe, Inc. (a)	3,119,390	3,119,390	1.8%	1.830%	0.030%
2,865	ANSYS, Inc. (a)	1,046,757	1,046,757	0.6%	0.614%	0.014%
7,115	Cadence Design Systems, Inc. (a)	1,163,160	1,163,160	0.7%	0.683%	-0.017%
1,300	HubSpot, Inc. (a)	889,811	889,811	0.5%	0.522%	0.022%
2,070	Intuit, Inc.	1,171,848	1,171,848	0.7%	0.688%	-0.012%
25,575	Microsoft Corp.	7,720,581	7,720,581	4.5%	4.530%	0.030%
1,335	MongoDB, Inc. (a)	523,093	523,093	0.3%	0.307%	0.007%
1,245	Okta, Inc. (a)	328,182	328,182	0.2%	0.193%	-0.007%
8,205	salesforce.com, Inc. (a)	2,176,540	2,176,540	1.3%	1.277%	-0.023%
1,455	Shopify, Inc. - Class A (a)(b)	2,218,555	2,218,555	1.3%	1.302%	0.002%
6,200	ZoomInfo Technologies, Inc. - Class A (a)	404,178	404,178	0.2%	0.237%	0.037%

		20,762,095	20,762,095	12.2%	12.183%	-0.017%

	Wired and Wireless Telecommunications Carriers - 0.7%
3,390	Twilio, Inc. - Class A (a)	1,210,094	1,210,094	0.7%	0.710%	0.010%

			0	0.0%	0.000%	0.000%

	TOTAL COMMON STOCKS (Cost $136,993,383)	169,861,910	169,861,910	0.9970	52.0000	5100.300%

	Total Investments (Cost ($136,993,383) - 99.7%	169,861,910	169,861,910	99.7%	99.674%	-0.026%
	Other Assets in Excess of Liabilities - 0.3%	555,065	555,065	0.3%	0.326%	0.026%

	TOTAL NET ASSETS - 100.0%	$170,416,975	170,416,975	100.0%	100.000%	0.000%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non Income Producing Security
(b)	Foreign Issued Security

Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access

Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, they may be classified as Level 3 investments due to lack of market transparanecy and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant asumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$169,861,910	$-	$-	$169,861,910
REIT		-	-	$-

Total*	$169,861,910	$-	$-	$169,861,910

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2021 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.